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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                   	  Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Emerging Markets Fund
              Schedule of Investments  2/28/2010 (unaudited)

  Shares                                                              Value
              PREFERRED STOCK - 0.8 %
              Media - 0.8 %
              Cable & Satellite - 0.8 %
  369,592     Net Servicos de Comunicacao SA *                    $ 4,499,239
              Total Media                                         $ 4,499,239
              TOTAL PREFERRED STOCK                               $ 4,499,239
              (Cost  $3,807,397)

              COMMON STOCKS - 95.1 %
              Energy - 13.1 %
              Coal & Consumable Fuels - 0.9 %
  7,521,500   Adaro Energy PT *                                   $ 1,480,401
  916,000     China Shenhua Energy Co., Ltd. *                      3,943,710
                                                                  $ 5,424,111
              Integrated Oil & Gas - 7.7 %
  3,466,400   China Petroleum & Chemical                          $ 2,720,827
  421,361     Gazprom SA (A.D.R.) *                                 9,396,350
  103,974     Lukoil Holding OAO (A.D.R.) *                         5,530,377
  409,786     Petrobras Brasileiro SA (A.D.R.) *                    15,735,782
  733,405     Rosneft Oil Co. *                                     5,565,756
  1,182,393   Surgutneftegaz OAO *                                  5,852,845
                                                                  $ 44,801,937
              Oil & Gas Equipment & Services - 1.2 %
  162,973     Tenaris SA (A.D.R.) (b)                             $ 6,751,971
              Oil & Gas Exploration & Production - 2.6 %
  4,687,700   CNOOC, Ltd.                                         $ 7,376,035
  117,683     Novatek OAO (G.D.R.) *                                7,513,334
                                                                  $ 14,889,369
              Oil & Gas Refining & Marketing - 0.7 %
  90,082      Reliance Industries, Ltd. (G.D.R.) (144A) * (b)     $ 3,810,323
              Total Energy                                        $ 75,677,711
              Materials - 16.8 %
              Construction Materials - 1.5 %
  6,128,200   PT Indocement Tunggal Prakarsa Tbk                  $ 9,023,314
              Diversified Metals & Mining - 7.8 %
  372,806     Eurasian Natural Resources Corp. *                  $ 5,853,066
  77,649      Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)    5,836,099
  34,450      Korea Zinc Co. *                                      5,435,257
  3,063,957   Nuevo Grupo Mexico SA                                 7,281,164
  836,312     Vale SA (A.D.R.) (b)                                  20,573,275
                                                                  $ 44,978,861
              Fertilizers & Agricultural Chemicals - 1.2 %
  344,022     Israel Chemicals, Ltd.                              $ 4,243,125
  136,444     Uralkali JSC *                                        2,858,502
                                                                  $ 7,101,627
              Gold - 3.8 %
  114,844     Anglogold Ashanti, Ltd. *                           $ 4,144,937
  400,331     Gold Fields, Ltd.                                     4,617,490
  473,629     IAMGOLD Corp.                                         6,995,500
  7,018,675   Zijin Mining Group Co., Ltd. *                        6,008,459
                                                                  $ 21,766,386
              Precious Metals & Minerals - 1.2 %
  206,801     Compania de Minas Buenaventura S.A.A. *             $ 6,950,582
              Steel - 1.3 %
  153,402     Kumba Iron Ore, Ltd.                                $ 7,306,973
              Total Materials                                     $ 97,127,743
              Capital Goods - 5.2 %
              Construction & Engineering - 4.2 %
  7,947,200   China Communications Construction Co., Ltd. *       $ 7,436,145
  4,223,800   China Railways Construction Corp. *                   5,563,058
  106,160     Hyundai Engineering & Construction Co., Ltd. *        5,475,458
  163,099     Larsen & Toubro, Ltd. *                               5,544,415
                                                                  $ 24,019,076
              Industrial Conglomerates - 1.0 %
  959,000     Keppel Corp.                                        $ 5,736,133
  107,611     KOC Holding AS *                                       319,480
                                                                  $ 6,055,613
              Total Capital Goods                                 $ 30,074,689
              Transportation - 1.3 %
              Marine - 1.3 %
  4,276,700   China Shipping Development Co., Ltd. (b)            $ 7,295,549
              Total Transportation                                $ 7,295,549
              Automobiles & Components - 4.2 %
              Auto Parts & Equipment - 0.7 %
  32,340      Hyundai Mobis Co., Ltd. *                           $ 4,135,884
              Automobile Manufacturers - 2.7 %
  4,556,000   Dongfeng Motor Group Co., Ltd. *                    $ 6,613,861
  2,230,400   PT Astra International Tbk                            8,730,232
                                                                  $ 15,344,093
              Motorcycle Manufacturers - 0.8 %
  121,347     Hero Honda Motors Ltd.                              $ 4,661,607
              Total Automobiles & Components                      $ 24,141,584
              Consumer Durables & Apparel - 3.2 %
              Apparel, Accessories & Luxury Goods - 0.5 %
  2,129,100   Anta Sports Products, Ltd.                          $ 3,062,600
              Homebuilding - 1.9 %
  424,931     Cyrela Brazil Realty SA                             $ 5,269,314
  745,688     MRV Engenharia SA *                                   5,384,699
                                                                  $ 10,654,013
              Household Appliances - 0.8 %
  158,160     Woongjin Coway Co., Ltd. *                          $ 4,738,044
              Total Consumer Durables & Apparel                   $ 18,454,657
              Retailing - 2.0 %
              Department Stores - 2.0 %
  336,838     Lojas Renner SA *                                   $ 7,269,080
  4,710,300   New World Department Store China Ltd. *               4,285,516
                                                                  $ 11,554,596
              Total Retailing                                     $ 11,554,596
              Food & Drug Retailing - 3.0 %
              Food Retail - 1.6 %
  282,299     X-5 Retail Group NV (G.D.R.) *                      $ 9,091,573
              Hypermarkets & Supercenters - 1.4 %
  123,852     Brasil Distr Pao Acu (A.D.R.) (b)                   $ 8,478,908
              Total Food & Drug Retailing                         $ 17,570,481
              Food, Beverage & Tobacco - 0.9 %
              Packaged Foods & Meats - 0.9 %
  264,768     Wimm-Bill-Dann OJSC *  (A.D.R.)                     $ 5,422,449
              Total Food, Beverage & Tobacco                      $ 5,422,449
              Household & Personal Products - 2.4 %
              Household Products - 1.0 %
  23,346      LG Household & Health Care, Ltd. *                  $ 5,583,279
              Personal Products - 1.4 %
  5,871       Amorepacific Corp. *                                $ 3,967,133
  240,405     Natura Cosmeticos SA                                  4,432,434
                                                                  $ 8,399,567
              Total Household & Personal Products                 $ 13,982,846
              Pharmaceuticals & Biotechnology - 1.1 %
              Pharmaceuticals - 1.1 %
  689,258     Aspen Pharmacare Holdings Ltd. *                    $ 6,274,759
              Total Pharmaceuticals & Biotechnology               $ 6,274,759
              Banks - 18.1 %
              Diversified Banks - 16.7 %
  1,776,920   Asya Katilim Bankasi AS *                           $ 4,175,755
  342,613     Banco Bradesco SA (A.D.R.) (b)                        5,930,631
  284,911     Banco do Brasil SA                                    4,682,302
  240,074     Banco Itau SA                                         4,791,877
  1,176,407   Bank Hapoalim, Ltd. *                                 4,928,781
  1,170,543   Bank Leumi Le-Israel *                                4,993,453
  2,992,000   Bank Mandiri *                                        1,451,123
  3,945,100   Bank Rakyat Indonesia                                 3,043,333
  1,709,100   Bumiputra-Commerce Holdings Berhad                    6,537,276
  8,838,700   China Construction Bank Corp.                         6,687,289
  11,660,413  Chinatrust Financial Holding Co., Ltd. *              6,303,317
  1,967,901   Grupo Fin Banorte SAB de CV                           7,362,419
  189,330     Hana Financial Holdings, Inc. *                       5,461,317
  323,425     ICICI Bank, Ltd.                                      6,109,319
  10,663,900  Industrial and Commerical Bank of China Ltd. *        7,546,316
  161,140     Shinhan Financial Group Co., Ltd. *                   5,805,267
  1,680,702   Turkiye Garanti Bankasi AS                            6,187,302
  685,384     Turkiye Halk Bankasi AS *                             4,314,232
                                                                  $ 96,311,309
              Thrifts & Mortgage Finance - 1.4 %
  151,459     Housing Development Finance Corp., Ltd.             $ 8,227,783
              Total Banks                                         $ 104,539,092
              Diversified Financials - 0.5 %
              Diversified Financial Services - 0.5 %
  734,982     African Bank Investments, Ltd.                      $ 2,911,779
              Total Diversified Financials                        $ 2,911,779
              Insurance - 3.4 %
              Life & Health Insurance - 1.3 %
  461,378     Cathay Financial Holding Co., Ltd. (G.D.R.) *       $ 7,474,324
              Multi-Line Insurance - 1.2 %
  1,667,200   China Pacific Insurance Co., Ltd. *                 $ 6,819,407
              Property & Casualty Insurance - 0.9 %
  34,973      Samsung Fire & Marine Insurance Co., Ltd. *         $ 5,559,095
              Total Insurance                                     $ 19,852,826
              Real Estate - 0.6 %
              Real Estate Development - 0.6 %
  2,294,400   Guangzhou R&F Properties Co., Ltd. * (b)            $ 3,407,350
              Total Real Estate                                   $ 3,407,350
              Software & Services - 2.7 %
              Data Processing & Outsourced Services - 0.5 %
  189,445     Redecard SA *                                       $ 2,754,877
              IT Consulting & Other Services - 2.2 %
  122,300     Infosys Technologies, Ltd. (A.D.R.) * (b)           $ 6,958,870
  360,785     Tata Consultancy Services Ltd. *                      5,957,851
                                                                  $ 12,916,721
              Total Software & Services                           $ 15,671,598
              Technology Hardware & Equipment - 4.3 %
              Communications Equipment - 1.2 %
  1,082,140   ZTE Corp. * (b)                                     $ 6,699,160
              Computer Hardware - 1.1 %
  4,553,979   Compal Electronics, Inc.                            $ 6,513,742
              Electronic Components - 0.8 %
  151,480     LG Display Co., Ltd. *                              $ 4,535,637
              Electronic Manufacturing Services - 1.2 %
  1,781,946   Hon Hai Precision Industry Co., Ltd.                $ 7,036,525
              Total Technology Hardware & Equipment               $ 24,785,064
              Semiconductors - 5.6 %
              Semiconductors - 5.6 %
  303,810     Hyundai Electronics Industries Co., Ltd. *          $ 5,493,634
  337,750     MediaTek, Inc. *                                      5,304,485
  21,624      Samsung Electronics Co., Ltd. *                       13,857,273
  784,476     Taiwan Semiconductor Manufacturing Co. (A.D.R.) *     7,648,641
                                                                  $ 32,304,033
              Total Semiconductors                                $ 32,304,033
              Telecommunication Services - 6.7 %
              Integrated Telecommunications Services - 2.3 %
  2,013,635   Bezeq Israeli Telecommunications Corp., Ltd. *      $ 5,245,631
  6,844,000   China Telecom Corp., Ltd. *                           3,010,049
  290,038     Tele Norte Leste Participacoes Pfd (A.D.R.) *         5,037,960
                                                                  $ 13,293,640
              Wireless Telecommunication Services - 4.4 %
  171,294     America Movil SAB de CV Series L (A.D.R.) *         $ 7,634,574
  94,100      China Mobile (Hong Kong), Ltd. (A.D.R.) (b)           4,651,363
  166,743     Mobile Telesystems OAO (A.D.R.) *                     8,728,996
  323,330     MTN Group, Ltd.                                       4,676,513
                                                                  $ 25,691,446
              Total Telecommunication Services                    $ 38,985,086
              TOTAL COMMON STOCKS                                 $ 550,033,892
              (Cost  $413,631,873)
  Principal
  Amount ($)                                                          Value
              TEMPORARY CASH INVESTMENTS - 7.3 %
              Securities Lending Collateral  - 7.3 % (c)
              Certificates of Deposit:
  1,161,093   DnB NOR Bank ASA NY, 0.19%, 5/19/10                 $ 1,161,093
  1,393,311   Rabobank Nederland NY, 0.19%, 3/2/10                  1,393,311
  1,161,093   Royal Bank of Canada, 0.23%, 1/21/11                  1,161,093
  1,161,093   Societe Generale, 0.21%, 3/4/10                       1,161,093
  1,161,103   Svenska NY, 0.20%, 3/30/10                            1,161,103
  124,316     Westpac Banking NY, 1.35%, 3/19/10                     124,316
  353,404     BNP Paribas, 0.70%, 6/4/10                             353,404
  1,277,203   CBA Financial, 0.27%, 1/3/11                          1,277,203
                                                                  $ 7,792,616
              Commercial Paper:
  928,737     BBVA London, 0.28%, 3/18/10                         $  928,737
  928,861     American Honda Finance, 0.18%, 3/2/10                  928,861
  510,798     JDCLLP, 0.15%, 4/7/10                                  510,798
  487,576     JDCLLP, 0.15%, 4/9/10                                  487,576
  1,161,039   NABPP, 0.19%, 3/8/10                                  1,161,039
  905,332     PARFIN, 0.25%, 4/19/10                                 905,332
  1,160,376   WSTPAC, 0.25%, 5/27/10                                1,160,376
  1,160,990   Cafco, 0.20%, 3/15/10                                 1,160,990
  1,277,164   Char FD, 0.18%, 3/5/10                                1,277,164
  696,621     Ciesco, 0.20%, 3/8/10                                  696,621
  464,236     Ciesco, 0.19%, 5/20/10                                 464,236
  1,160,603   FASCO, 0.19%, 5/18/10                                 1,160,603
  581,558     Kithaw, 0.21%, 3/2/10                                  581,558
  797,572     Old LLC, 0.19%, 3/17/10                                797,572
  464,268     Old LLC, 0.18%, 5/11/10                                464,268
  396,508     Ranger, 0.20%, 3/12/10                                 396,508
  464,286     Ranger, 0.18%, 5/3/10                                  464,286
  348,203     SRCPP, 0.19%, 5/6/10                                   348,203
  886,916     SRCPP, 0.17%, 4/6/11                                   886,916
  214,210     STRAIT, 0.18%, 4/1/10                                  214,210
  225,592     STRAIT, 0.18%, 5/7/10                                  225,592
  511,925     STRAIT, 0.17%, 4/26/10                                 511,925
  638,452     TB LLC, 0.20%, 3/15/10                                 638,452
  580,326     TB LLC, 0.19%, 5/10/10                                 580,326
  697,421     VARFUN, 0.16%, 3/22/10                                 697,421
  1,161,093   Toyota Motor Credit Corp., 0.23%, 1/10/11             1,161,093
  1,323,561   Bank of America, 0.85%, 5/12/10                       1,323,561
  232,225     BBVA Senior US, 0.30%, 3/12/10                         232,225
  580,452     GE, 0.30%, 1/26/11                                     580,452
  348,559     GE Capital Corp., 0.43%, 8/20/10                       348,559
  125,690     GE Capital Corp., 0.35%, 10/21/10                      125,690
  126,540     GE Capital Corp., 0.31%, 10/6/10                       126,540
  129,496     John Deere Capital Corp., 0.33%, 7/16/10               129,496
  982,961     JPMorgan Chase & Co., 0.57%, 9/24/10                   982,961
  1,316,590   Santander, 0.30%, 7/23/10                             1,316,590
  249,021     US Bancorp, 0.65%, 5/6/10                              249,021
  116,251     US Bancorp, 0.66%, 6/4/10                              116,251
  824,857     WFC, 0.70%, 1/24/11                                    824,857
  464,296     WFC, 0.33%, 12/2/10                                    464,296
                                                                  $ 25,631,162
              Tri-party Repurchase Agreements:
  1,625,925   Deutsche Bank, 0.09%, 3/1/10                        $ 1,625,925
  4,644,373   Barclays Capital Markets, 0.11%, 3/1/10               4,644,373
  1,857,749   JPMorgan & Chase Co., 0.09%, 3/1/10                   1,857,749
                                                                  $ 8,128,047
  Shares
              Money Market Mutual Funds:
  928,875     Dreyfus Preferred Money Market Fund                 $  928,875
              Total Securities Lending Collateral                 $ 42,480,700
              TOTAL TEMPORARY CASH INVESTMENTS                    $ 42,480,700
              (Cost  $42,480,700)

              TOTAL INVESTMENT IN SECURITIES - 103.2 %            $ 597,013,831
              (Cost  $459,919,970)(a)
              OTHER ASSETS AND LIABILITIES - (3.2) %              $ (18,280,473)
              TOTAL NET ASSETS - 100.0 %                          $ 578,733,358

  (A.D.R.)    American Depositary Receipt

  (G.D.R.)    Global Depositary Receipt

  *           Non-income producing security.

  (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2010, the value of these securities amounted to $3,810,323 or 0.7% of total net assets.

  (a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $483,162,546 was as follows:

              Aggregate gross unrealized gain for all investments
              in which there is an excess of value over tax cost  $169,578,952

              Aggregate gross unrealized loss for all investments
              in which there is an excess of tax cost over value  (55,727,667)

              Net unrealized gain                                 $113,851,285

  (b)       At February 28, 2010, the following securities were out on loan:

  Shares                            Security                          Value
  339,100     Banco Bradesco SA (A.D.R.)                          $5,869,821
  122,500     Brasil Distr Pao Acu (A.D.R.)                         8,386,350
  21,300      China Mobile (Hong Kong), Ltd. (A.D.R.)               1,052,859
  72,000      China Shipping Development Co., Ltd.                   125,733
  56,200      Freeport-McMoRan Copper & Gold, Inc. (Class B)        4,223,992
  1,145,000   Guangzhou R&F Properties Co., Ltd. *                  1,822,553
  85,000      Infosys Technologies, Ltd. (A.D.R.) *                 4,836,500
  100         Reliance Industries, Ltd. (G.D.R.) (144A) *             4,240
  130,000     Tenaris SA (A.D.R.)                                   5,385,900
  266,000     Vale SA (A.D.R.)                                      6,530,300
  540,000     ZTE Corp. *                                           3,369,332
              Total                                               $41,607,580

  (c)         Securities lending collateral is managed by Credit
              Suisse AG, New York Branch.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:

                             Level 1       Level 2     Level 3     Total
Preferred Stocks            $4,499,239      $0           $0    $4,499,239
Common Stocks              180,539,912   369,493,980      0   550,033,892
Temporary Cash Investments       0        41,551,825      0    41,551,825
Money Market Mutual Funds      928,875        0           0       928,875
Total                     $185,968,026  $411,045,805     $0  $597,013,831

Other Financial Instruments     $0        $(2,489)       $0      $(2,489)
*Other financial instruments include foreign exchange contracts


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.